OTHER LONG-TERM ASSETS, NET (Tables)	12 Months Ended
Dec. 31, 2023
Other Long Term Assets [Abstract]
Schedule of Other Long-term Assets, Net
	December 31,
	2023	2022
Severance pay funds	$-	$482
Deferred tax long term	501	501
Operating lease right-of-use asset	487	484

	$988	$1,467